Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 858,198	$ 715,102
Top client
Disaggregation of Revenue [Line Items]
Revenue	164,294	81,267
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	229,900	203,741
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	124,098	88,191
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	141,124	124,618
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 198,782	$ 217,285